Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2020
Subclassifications Of Assets Liabilities And Equities [Abstract]
Accounts Payable and Accrued Liabilities
14.	Accounts payable and accrued liabilities
	December 31, 2020	December 31, 2019
Trade payables	4,849	20,228
Accrued and other liabilities	18,459	37,882
	23,308	58,110